Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Expenses [Abstract]
Accrued Expenses

	December 31, 2018	December 31, 2017
Accrued voyage expenses	$ 2,828	$ 1,805
Accrued loan interest	2,244	1,981
Accrued legal and professional fees	252	889
Accrued bonus	110	4,125

Total accrued expenses	$ 5,434	$ 8,800